SCHEDULE OF OFFICE LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease expense	$ 341,535	$ 358,044	$ 60,578
Variable lease cost
Short-term lease rent expense	38,236	57,621	31,301
Total lease expense	$ 379,771	$ 415,665	$ 91,879